SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
Compensation expense related to the share-based compensation was recognized in the consolidated statements of loss and comprehensive loss as follows:

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	$	$	$	$
Administrative expenses	400,708	1,614,268	720,632	2,654,134
Selling expenses	65,740	442,442	146,452	816,419
	466,448	2,056,710	867,084	3,470,553
10.1 Stock options
The following table summarizes the outstanding options as at June 30, 2024 and 2023 and changes during the six months then ended:

	June 30, 2024		June 30, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	10,759,583	1.65	9,547,185	2.11
Granted	3,157,826	1.35	1,543,793	2.75
Forfeited	(176,487)	2.30	(40,045)	9.85
Outstanding, end of period	13,740,922	1.58	11,050,933	2.17
Exercisable, end of period	9,233,856	1.32	8,096,755	1.49
10 - SHARE-BASED COMPENSATION (CONTINUED)
10.1 Stock options (continued)
The description of the Company's stock option plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.
10.2 Restricted share units
The following table summarizes the outstanding restricted share units as at June 30, 2024 and 2023 and changes during the six months then ended:

	June 30, 2024		June 30, 2023
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	897,240	3.99	297,658	8.35
Granted	2,130,417	1.35	811,458	2.75
Settled	(1,628)	23.02	—	—
Forfeited	(102,255)	2.51	(22,499)	9.25
Outstanding, end of period	2,923,774	2.11	1,086,617	4.15
Vested, end of period	419,576	1.50	—	—
The description of the Company's restricted share unit plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.
10.3 Deferred share units

	June 30, 2024		June 30, 2023
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of period	779,975	3.21	301,091	4.23
Granted	—	—	224,342	2.85
Settled	(30,981)	2.79	—	—
Outstanding, end of period	748,994	3.23	525,433	3.64
Vested, end of period	748,994	3.23	525,433	3.64
The description of the Company's deferred share unit plan is included in Note 16 of annual consolidated financial statements for the year ended December 31, 2023.